Trading assets and liabilities	6 Months Ended
Jun. 30, 2014
Trading assets and liabilities
14 Trading assets and liabilities

end of	2Q14	1Q14	4Q13	2Q13
Trading assets (CHF million)
Debt securities	105,038	112,678	110,116	116,923
Equity securities [1]	88,159	83,044	76,695	78,281
Derivative instruments [2]	30,957	30,538	31,603	39,240
Other	11,273	10,809	10,999	11,390
Trading assets	235,427	237,069	229,413	245,834
Trading liabilities (CHF million)
Short positions	40,617	40,647	40,161	49,214
Derivative instruments [2]	34,512	32,382	36,474	40,703
Trading liabilities	75,129	73,029	76,635	89,917
1 Including convertible bonds.
2 Amounts shown net of cash collateral receivables and payables.

Cash collateral on derivative instruments

end of	2Q14	1Q14	4Q13	2Q13
Cash collateral – netted (CHF million) [1]
Cash collateral paid	25,122	24,735	23,870	31,514
Cash collateral received	20,058	19,425	20,500	28,102
Cash collateral – not netted (CHF million) [2]
Cash collateral paid	8,097	7,058	8,359	10,212
Cash collateral received	12,844	11,984	11,663	13,047
1 Recorded as cash collateral netting on derivative instruments in Note 20 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 17 – Other assets and other liabilities.